EMPLOYEE BENEFIT PLANS - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plan | International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 29,139	$ 20,424	$ 15,180
Prior service benefit	(5,725)	(5,474)	(6,285)
Total	23,414	14,950	8,895
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	30,420	24,638	18,341
Prior service benefit	0	0	0
Total	30,420	24,638	18,341
OPRB Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	2,804	924	(1,531)
Prior service benefit	0	0	0
Total	$ 2,804	$ 924	$ (1,531)